Equity-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Arrangements with Employees and Nonemployees [Abstract]
Equity-Based Compensation
Equity-Based Compensation
Equity-based compensation expense, which is recorded in Selling and administrative expenses in the Consolidated Statements of Operations, for the years ended December 31, 2016, 2015 and 2014 was as follows:

	Years Ended December 31,
(in millions)	2016	2015	2014
Equity-based compensation expense	$39.2	$31.2	$16.4
Income tax benefit	(13.3)	(10.9)	(5.1)
Equity-based compensation expense (net of tax)	$25.9	$20.3	$11.3

The total unrecognized compensation cost related to nonvested awards was $40 million at December 31, 2016 and is expected to be recognized over a weighted-average period of 1.7 years.
2013 Long-Term Incentive Plan
The 2013 Long-Term Incentive Plan (“2013 LTIP”) provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, bonus stock and performance awards. The maximum aggregate number of shares that may be issued under the 2013 LTIP is 15,500,000 shares of the Company’s common stock, in addition to the 3,798,508 shares of restricted stock granted in exchange for unvested Class B Common Units in connection with the Company’s IPO in 2013. As of December 31, 2016, 7,977,223 shares were available for issuance under the 2013 LTIP which was approved by the Company’s pre-IPO shareholders. Authorized but unissued shares are reserved for issuance in connection with equity-based awards.
Stock Options
The exercise price of a stock option granted is equal to the fair value of the underlying stock on the date of the grant. Stock options have a contractual term of 10 years and generally vest ratably over three years. To estimate the fair value of options granted, the Company uses the Black-Scholes option pricing model. The weighted-average assumptions used to value the stock options granted during the years ended December 31, 2016, 2015 and 2014 were as follows:

	Years Ended December 31,
	2016	2015	2014
Grant date fair value	$8.55	$11.13	$7.23
Volatility (1)	25.00%	30.00%	30.00%
Risk-free rate (2)	1.47%	1.75%	1.77%
Expected dividend yield	1.08%	0.72%	0.70%
Expected term (in years) (3)	6.0	6.0	6.0

(1)	Based upon an assessment of the two-year, five-year and implied volatility for the Company’s selected peer group, adjusted for the Company’s leverage.

(2)	Based on a composite US Treasury rate.

(3)
Calculated using the simplified method, which defines the expected term as the average of the option’s contractual term and the option’s weighted-average vesting period. The Company utilizes this method as it has limited historical stock option data that is sufficient to derive a reasonable estimate of the expected stock option term.

Stock option activity for the year ended December 31, 2016 was as follows:

Options	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at January 1, 2016	3,197,221	$25.58
Granted	956,280	39.99
Forfeited/Expired	(48,166)	32.87
Exercised (1)	(324,284)	22.90
Outstanding at December 31, 2016	3,781,051	$29.36	7.4	$85.9

Exercisable at December 31, 2016	1,729,243	$22.82	6.4	$50.6
Vested and expected to vest at December 31, 2016	2,025,415	$34.84	8.3	$34.9

(1) The total intrinsic value of stock options exercised during the years ended December 31, 2016, 2015 and 2014 was $7 million, $2 million, and $1 million, respectively.
Restricted Stock Units (“RSUs”)
Restricted stock units represent the right to receive unrestricted shares of the Company’s stock at the time of vesting. RSUs generally cliff-vest at the end of four years. The fair value of RSUs is equal to the closing price of the Company’s common stock on date of grant.
RSU activity for the year ended December 31, 2016 was as follows:

	Number of Units	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2016	1,257,399	$19.19
Granted (1)	35,392	39.82
Vested (2)	(32,250)	31.34
Forfeited	(81,053)	17.05
Nonvested at December 31, 2016	1,179,488	$19.52

(1)	The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2016, 2015 and 2014 was $39.82, $36.24 and $24.29, respectively.

(2)	The aggregate fair value of RSUs that vested during the years ended December 31, 2016, 2015 and 2014 was $1 million, $1 million and less than $1 million, respectively.
Performance Share Units (“PSUs”)
As of January 1, 2016, there were 578,595 PSUs outstanding at a weighted-average grant-date fair value of $28.67. During the year ended December 31, 2016, the Company granted 198,637 PSUs under the 2013 LTIP which cliff-vest at the end of three years. The percentage of PSUs that shall vest will range from 0% to 200% of the number of PSUs granted based on the Company’s performance against a cumulative adjusted free cash flow measure and cumulative non-GAAP net income per diluted share measure over a three-year performance period. The weighted-average grant-date fair value of the PSUs granted during the period was $39.91 per unit. During the year ended December 31, 2016, 385,932 PSUs vested at a weighted-average grant-date fair value of $24.40 per unit, and 27,353 PSUs were forfeited at a weighted-average grant-date fair value of $31.54 per unit. At year end December 31, 2016, there were 363,947 PSUs outstanding at a weighted-average grant-date fair value of $38.92 per unit.
Performance Share Awards (“PSAs”)
During the year ended December 31, 2016, the Company granted 127,336 PSAs under the 2013 LTIP which cliff-vest at the end of three years. The number of PSAs that shall vest will be based on the Company’s performance against a cumulative adjusted free cash flow measure and cumulative non-GAAP net income per diluted share measure over a three-year performance period The weighted-average grant-date fair value of the PSAs granted during the year ended December 31, 2016 was $40.06 per award. During the year ended December 31, 2016, no PSAs were forfeited or vested.
Restricted Stock
In connection with the IPO, the Company issued restricted shares of the Company’s common stock to former stockholders of CDW Holdings. These shares are subject to any vesting provisions previously applicable to the restrictions associated with the stock of CDW Holdings. Class B Common Unit holders received 3,798,508 shares of restricted stock with respect to Class B Common Units that had not yet vested at the time of the issuance. As of January 1, 2016, there were 92,028 shares of restricted stock outstanding. For the year ended December 31, 2016, 65,287 shares of such restricted stock vested/settled and 689 shares were forfeited. As of December 31, 2016, there were 26,052 shares of unvested stock outstanding. The aggregate fair value of restricted stock that vested during the years ended December 31, 2016, 2015 and 2014 was $1 million, $3 million and $39 million, respectively.
Equity Awards Granted by Seller of CDW UK
The Company issued 1.6 million shares of CDW common stock as part of the consideration transferred to certain sellers for the acquisition of CDW UK. One of the sellers granted 0.6 million stock options to certain CDW UK coworkers over his shares of CDW common stock received in this transaction. The options are not dilutive for purposes of calculating diluted weighted-average shares outstanding as the underlying shares were issued as part of the consideration transferred and are included within basic weighted-average shares outstanding since the acquisition date. The weighted average grant date fair value of the stock options was $22 million or $35.93 per option. The grant date fair value of the options was determined by calculating the fair value of the common stock that was issued which will eventually settle these options. The exercise price of these stock options is $0.01. The fair value of these stock options has been accounted for as post-combination stock-based compensation, as service is required for the coworkers to retain the awards, and is being amortized over the weighted-average requisite service period. Options that are forfeited prior to vesting will not be available for future option issuances and will revert as consideration to the seller. For further information regarding the acquisition, see Note 3 (Acquisition).